Inventories (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Inventory Disclosure [Abstract]
Inventory, Raw Materials, Net of Reserves	$ 2,693	$ 1,000
Inventory, Work in Process, Net of Reserves	6,950	3,377
Inventory, Finished Goods, Net of Reserves	62,800	53,081
Total Inventory	$ 72,443	$ 57,458